Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions		1 Months Ended	2 Months Ended	12 Months Ended
		Jun. 30, 2016	Feb. 28, 2017 [2]	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Earnings per share [abstract]
Income from continuing operations				€ 1,310	[1]	€ 1,028	[2],[3]	€ 831	[2],[3]
Profit (loss) from continuing operations attributable to non-controlling interests	[3]			7		11	[2]	4	[2]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	[3]			1,303		1,017	[2]	826	[2]
Profit (loss) from discontinued operations, total	[3],[4]			(213)		843	[2]	660	[2]
Profit (loss) from discontinued operations attributable to non-controlling interests	[2],[3]			203				38
Income from discontinued operations attributable to owners of parent	[3]		€ 639	(213)				622	[2]
Profit (loss), attributable to owners of parent, total	[3]			€ 1,090		€ 1,657	[2]	€ 1,448	[2]
Weighted average number of ordinary shares outstanding	[3]			922,987,190		928,797,650	[2]	918,015,863	[2]
Incremental shares from assumed conversions of options	[3]			2,007,703		3,161,267	[2]	2,456,616	[2]
Incremental shares from assumed conversions of performance shares	[3]			8,632,652		10,757,785	[2]	6,985,509	[2]
Incremental shares from assumed conversions of restricted share rights	[3]			2,223,382		2,008,162	[2]	1,331,163	[2]
Incremental shares from assumed conversions of forward contracts	[2],[3]					407,193
Dilutive potential common shares	[3]			12,863,738		16,334,406	[2]	10,773,289	[2]
Diluted weighted average number of shares (after deduction of treasury shares) during the year	[3]			935,850,928		945,132,056	[2]	928,789,152	[2]
Basic earnings (loss) per share from continuing operations attributable to shareholders	[3]			€ 1.41		€ 1.10	[2]	€ 0.90	[2]
Basic earnings (loss) per share from discontinued operations	[3]			(0.23)		0.69	[2]	0.68	[2]
Basic earnings (loss) per share	[3]			1.18		1.78	[2]	1.58	[2]
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[3]			1.39		1.08	[2]	0.89	[2]
Diluted earnings (loss) per share from discontinued operations	[3]			(0.23)		0.68	[2]	0.67	[2]
Diluted earnings (loss) per share	[3]			1.16		1.75	[2]	1.56	[2]
Dividends paid, ordinary shares per share		€ 0.80		€ 0.80	[3]	€ 0.80	[2],[3]	€ 0.80	[2],[3]

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items